DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of customers accounted for 10% or more of revenue

The following customers accounted for 10% or more of the Company’s revenue for the years ended December 31, 2022, 2023, and 2024:
	Year ended December 31,
	2022	2023	2024
Customer A	*	*	21%
Customer B	20%	13%	17%
Customer C	54%	31%	*

* Customer did not represent 10% or more of revenue

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Server and network equipment	4.0 years
Infrastructure systems and equipment	3.0-10.0 years
Office furniture and equipment	3.0 years
Buildings	20.0 years
Other property and equipment	2.0-5.0 years